Liability under insurance contracts and reinsurance contracts - Summary of measurement element in net insurance contract liabilities without applying the premium allocation approach (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets	₩ (5,639)
Beginning balance - Insurance contract liabilities	51,124,991
Beginning balance - Net insurance contract liabilities	51,119,352
Profit or loss	(1,191,195)	₩ (99,439)	₩ (516,097)
Insurance finance income and expenses	(1,191,195)	(99,439)	(516,097)
Ending balance - Insurance contract assets	(760)	(5,639)
Ending balance - Insurance contract liabilities	50,471,303	51,124,991
Ending balance - Net insurance contract liabilities	50,470,543	51,119,352
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets	(1,051)	(444)
Beginning balance - Insurance contract liabilities	50,963,042	48,229,566
Beginning balance - Net insurance contract liabilities	50,961,991	48,229,122
Changes in estimates adjusting the contractual service margin	1	0
Changes in estimates not adjusting the contractual service margin	(28,512)	40,294
Effect of initial recognition of new contracts	32,646	27,640
Changes related to future services	4,135	67,934
Amortization of contractual service margin	(913,213)	(923,714)
Change in risk adjustment	(173,450)	(119,568)
Experience adjustment	48,316	(49,668)
Changes related to current services	(1,038,347)	(1,092,950)
Changes related to past services	(26,729)	28,182
Profit or loss	2,852,532	1,779,260
Other comprehensive income	(1,748,594)	3,171,458
Insurance finance income and expenses	1,103,938	4,950,718
Insurance premium received	7,797,683	6,897,049
Insurance acquisition cash flow payment	(2,062,604)	(1,586,104)
Insurance claims and other insurance service expenses paid	(1,746,506)	(1,590,554)
Receipt (payment) of investment elements and refund of insurance premiums	(4,693,623)	(4,941,397)
Cash flow for the period	(705,050)	(1,221,006)
Other increases (decreases)	(133)	(9)
Ending balance - Insurance contract assets	(760)	(1,051)	(444)
Ending balance - Insurance contract liabilities	50,300,565	50,963,042	48,229,566
Ending balance - Net insurance contract liabilities	50,299,805	50,961,991	48,229,122
Insurance contracts other than those to which premium allocation approach has been applied [member] | Present value estimate of future cash flows [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets	(1,325)	(743)
Beginning balance - Insurance contract liabilities	39,847,061	37,213,497
Beginning balance - Net insurance contract liabilities	39,845,736	37,212,754
Changes in estimates adjusting the contractual service margin	927,177	685,902
Changes in estimates not adjusting the contractual service margin	(34,340)	39,452
Effect of initial recognition of new contracts	(1,841,928)	(1,395,897)
Changes related to future services	(949,091)	(670,543)
Amortization of contractual service margin	0	0
Change in risk adjustment	0	0
Experience adjustment	48,316	(49,668)
Changes related to current services	48,316	(49,668)
Changes related to past services	(15,614)	44,341
Profit or loss	2,452,814	1,399,565
Other comprehensive income	(1,719,959)	3,130,302
Insurance finance income and expenses	732,855	4,529,867
Insurance premium received	7,797,683	6,897,049
Insurance acquisition cash flow payment	(2,062,604)	(1,586,104)
Insurance claims and other insurance service expenses paid	(1,746,506)	(1,590,554)
Receipt (payment) of investment elements and refund of insurance premiums	(4,693,623)	(4,941,397)
Cash flow for the period	(705,050)	(1,221,006)
Other increases (decreases)	44	(9)
Ending balance - Insurance contract assets	(1,336)	(1,325)	(743)
Ending balance - Insurance contract liabilities	38,958,532	39,847,061	37,213,497
Ending balance - Net insurance contract liabilities	38,957,196	39,845,736	37,212,754
Insurance contracts other than those to which premium allocation approach has been applied [member] | Risk adjustment for non-financial risks [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets	203	124
Beginning balance - Insurance contract liabilities	1,346,719	1,151,534
Beginning balance - Net insurance contract liabilities	1,346,922	1,151,658
Changes in estimates adjusting the contractual service margin	(20,510)	90,882
Changes in estimates not adjusting the contractual service margin	5,828	382
Effect of initial recognition of new contracts	224,776	157,279
Changes related to future services	210,094	248,543
Amortization of contractual service margin	0	0
Change in risk adjustment	(173,450)	(119,568)
Experience adjustment	0	0
Changes related to current services	(173,450)	(119,568)
Changes related to past services	(11,115)	(16,159)
Profit or loss	55,416	41,292
Other comprehensive income	(28,635)	41,156
Insurance finance income and expenses	26,781	82,448
Insurance premium received	0	0
Insurance acquisition cash flow payment	0	0
Insurance claims and other insurance service expenses paid	0	0
Receipt (payment) of investment elements and refund of insurance premiums	0	0
Cash flow for the period	0	0
Other increases (decreases)	(35)	0
Ending balance - Insurance contract assets	407	203	124
Ending balance - Insurance contract liabilities	1,398,790	1,346,719	1,151,534
Ending balance - Net insurance contract liabilities	1,399,197	1,346,922	1,151,658
Insurance contracts other than those to which premium allocation approach has been applied [member] | Retrospective method [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets	0	0
Beginning balance - Insurance contract liabilities	4,848,662	5,772,838
Beginning balance - Net insurance contract liabilities	4,848,662	5,772,838
Changes in estimates adjusting the contractual service margin	(394,416)	(663,935)
Changes in estimates not adjusting the contractual service margin	0	0
Effect of initial recognition of new contracts	0	0
Changes related to future services	(394,416)	(663,935)
Amortization of contractual service margin	(357,104)	(433,780)
Change in risk adjustment	0	0
Experience adjustment	0	0
Changes related to current services	(357,104)	(433,780)
Changes related to past services	0	0
Profit or loss	146,242	173,539
Other comprehensive income	0	0
Insurance finance income and expenses	146,242	173,539
Insurance premium received	0	0
Insurance acquisition cash flow payment	0	0
Insurance claims and other insurance service expenses paid	0	0
Receipt (payment) of investment elements and refund of insurance premiums	0	0
Cash flow for the period	0	0
Other increases (decreases)	0	0
Ending balance - Insurance contract assets	0	0	0
Ending balance - Insurance contract liabilities	4,243,384	4,848,662	5,772,838
Ending balance - Net insurance contract liabilities	4,243,384	4,848,662	5,772,838
Insurance contracts other than those to which premium allocation approach has been applied [member] | Fair value method [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets	0	0
Beginning balance - Insurance contract liabilities	2,876,232	2,782,796
Beginning balance - Net insurance contract liabilities	2,876,232	2,782,796
Changes in estimates adjusting the contractual service margin	123,371	257,316
Changes in estimates not adjusting the contractual service margin	0	0
Effect of initial recognition of new contracts	0	0
Changes related to future services	123,371	257,316
Amortization of contractual service margin	(253,829)	(246,990)
Change in risk adjustment	0	0
Experience adjustment	0	0
Changes related to current services	(253,829)	(246,990)
Changes related to past services	0	0
Profit or loss	90,559	83,110
Other comprehensive income	0	0
Insurance finance income and expenses	90,559	83,110
Insurance premium received	0	0
Insurance acquisition cash flow payment	0	0
Insurance claims and other insurance service expenses paid	0	0
Receipt (payment) of investment elements and refund of insurance premiums	0	0
Cash flow for the period	0	0
Other increases (decreases)	0	0
Ending balance - Insurance contract assets	0	0	0
Ending balance - Insurance contract liabilities	2,836,333	2,876,232	2,782,796
Ending balance - Net insurance contract liabilities	2,836,333	2,876,232	2,782,796
Insurance contracts other than those to which premium allocation approach has been applied [member] | Other [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets	71	175
Beginning balance - Insurance contract liabilities	2,044,368	1,308,901
Beginning balance - Net insurance contract liabilities	2,044,439	1,309,076
Changes in estimates adjusting the contractual service margin	(635,621)	(370,165)
Changes in estimates not adjusting the contractual service margin	0	460
Effect of initial recognition of new contracts	1,649,798	1,266,258
Changes related to future services	1,014,177	896,553
Amortization of contractual service margin	(302,280)	(242,944)
Change in risk adjustment	0	0
Experience adjustment	0	0
Changes related to current services	(302,280)	(242,944)
Changes related to past services	0	0
Profit or loss	107,501	81,754
Other comprehensive income	0	0
Insurance finance income and expenses	107,501	81,754
Insurance premium received	0	0
Insurance acquisition cash flow payment	0	0
Insurance claims and other insurance service expenses paid	0	0
Receipt (payment) of investment elements and refund of insurance premiums	0	0
Cash flow for the period	0	0
Other increases (decreases)	(142)	0
Ending balance - Insurance contract assets	169	71	175
Ending balance - Insurance contract liabilities	2,863,526	2,044,368	1,308,901
Ending balance - Net insurance contract liabilities	2,863,695	2,044,439	1,309,076
Insurance contracts other than those to which premium allocation approach has been applied [member] | Sub-total [member]
Disclosure Of Changes By Measurement Element In Net Insurance Contract Liabilities Without Applying The Premium Allocation Approach [Line Items]
Beginning balance - Insurance contract assets	71	175
Beginning balance - Insurance contract liabilities	9,769,262	9,864,535
Beginning balance - Net insurance contract liabilities	9,769,333	9,864,710
Changes in estimates adjusting the contractual service margin	(906,666)	(776,784)
Changes in estimates not adjusting the contractual service margin	0	460
Effect of initial recognition of new contracts	1,649,798	1,266,258
Changes related to future services	743,132	489,934
Amortization of contractual service margin	(913,213)	(923,714)
Change in risk adjustment	0	0
Experience adjustment	0	0
Changes related to current services	(913,213)	(923,714)
Changes related to past services	0	0
Profit or loss	344,302	338,403
Other comprehensive income	0	0
Insurance finance income and expenses	344,302	338,403
Insurance premium received	0	0
Insurance acquisition cash flow payment	0	0
Insurance claims and other insurance service expenses paid	0	0
Receipt (payment) of investment elements and refund of insurance premiums	0	0
Cash flow for the period	0	0
Other increases (decreases)	(142)	0
Ending balance - Insurance contract assets	169	71	175
Ending balance - Insurance contract liabilities	9,943,243	9,769,262	9,864,535
Ending balance - Net insurance contract liabilities	₩ 9,943,412	₩ 9,769,333	₩ 9,864,710